INCOME TAXES (Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carry-forwards	$ 34,400	$ 45,314
Capital losses carry-forwards	59	53
Operating lease tax assets	11,376
Research and development expenses	4,011	1,901
Depreciation difference	2,074	1,680
Accrued employees costs	3,057	2,176
Tax advances	3,353
Intra-entity intellectual property transfer	3,516
Other	468	964
Deferred tax assets before valuation allowance	62,314	52,088
Valuation allowance	(45,465)	(44,607)
Deferred tax asset, net	16,849	7,481
Deferred tax liabilities:
Property and equipment	322	306
Operating lease tax liabilities	11,376
Acquired Intangible assets	1,945	5,556
Share-based compensation	1,305	467
Other	209	171
Deferred tax liabilities	15,157	6,500
Long term receivables [Member]
Deferred tax assets:
Deferred tax asset, net	14,730	1,583
Long term liabilities [Member]
Deferred tax liabilities:
Deferred tax liabilities	$ 13,036	$ 602